Risk/Return Detail Data - FidelitySAIMunicipalMoneyMarketFund-PRO	Apr. 02, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySAIMunicipalMoneyMarketFund-PRO | Fidelity SAI Municipal Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® SAI Municipal Money Market Fund May 30, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2025
Strategy Narrative [Text Block]	Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).
Risk Narrative [Text Block]	You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund Price Fluctuates [Text]	Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	The fund may impose a fee upon sale of your shares.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelitySAIMunicipalMoneyMarketFund-PRO | Fidelity SAI Municipal Money Market Fund | Fidelity SAI Municipal Money Market Fund
Risk/Return:
Management fee	0.14%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.16%
Fee waiver and/or expense reimbursement	0.09%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.07%
1 year	$ 7
3 years	29
5 years	68
10 years	$ 183

[1]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.07% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.